Income Taxes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	20.00%	20.00%
Percentage of assessable profit before tax	50.00%	50.00%
Tax rate	25	25
Assessable profit before tax (in Yuan Renminbi)	¥ 3,000
Valuation allowance (in Yuan Renminbi)	2,634
Deferred tax assets (in Yuan Renminbi)	¥ 2,634
Withholding income tax	10.00%	10.00%
Deferred tax assets, write-off (in Dollars) | $
Minimum [Member]
Income Taxes [Line Items]
Preferential income tax rate	20.00%	20.00%